Derivative financial instruments - Disclosure of hedged items in fair value hedges (Details) - Fair value hedges - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Assets
Carrying amount, hedged assets	£ 49,543	£ 45,231
Accumulated fair value hedge adjustment included in carrying amount	(2,585)	(1,911)
Accumulated fair value adjustment on items no longer in a hedge relationship	(372)	(743)
Liabilities
Carrying amount, hedged liabilities	(47,544)	(44,433)
Accumulated fair value hedge adjustment included in carrying amount	2,253	1,872
Accumulated fair value adjustment on items no longer in a hedge relationship	1,157	539
Total hedged items	1,999	798
Accumulated fair value hedge adjustment included in carrying amount, total	(332)	(39)
Accumulated fair value adjustment on items no longer in a hedge relationship, total	785	(204)
Change in fair value used as a basis to determine ineffectiveness	(399)	364
Hedge ineffectiveness recognised in the income statement	194	181
Hedged assets
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(775)	1,087
Hedge ineffectiveness recognised in the income statement	202	160
Hedged liabilities
Liabilities
Change in fair value used as a basis to determine ineffectiveness	376	(723)
Hedge ineffectiveness recognised in the income statement	(8)	21
Interest rate risk | Hedged assets | Debt securities at amortised cost
Assets
Carrying amount, hedged assets	7,673	2,394
Accumulated fair value hedge adjustment included in carrying amount	(44)	(24)
Accumulated fair value adjustment on items no longer in a hedge relationship	8	(21)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	50	48
Hedge ineffectiveness recognised in the income statement	66	24
Interest rate risk | Hedged assets | Financial assets at fair value through other comprehensive income
Assets
Carrying amount, hedged assets	29,514	33,021
Accumulated fair value hedge adjustment included in carrying amount	(1,162)	(1,173)
Accumulated fair value adjustment on items no longer in a hedge relationship	(452)	(658)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(132)	964
Hedge ineffectiveness recognised in the income statement	176	158
Interest rate risk | Loans and advances | Financial assets at amortised cost
Assets
Carrying amount, hedged assets	711	830
Accumulated fair value hedge adjustment included in carrying amount	(160)	(154)
Accumulated fair value adjustment on items no longer in a hedge relationship	(1)	(5)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(18)	34
Hedge ineffectiveness recognised in the income statement	4	(1)
Interest rate risk | Debt securities at amortised cost
Liabilities
Carrying amount, hedged liabilities	(1,417)	(3,935)
Accumulated fair value hedge adjustment included in carrying amount	8	(28)
Accumulated fair value adjustment on items no longer in a hedge relationship	(24)	(52)
Change in fair value used as a basis to determine ineffectiveness	(18)	(95)
Hedge ineffectiveness recognised in the income statement	2	(1)
Interest rate risk | Subordinated liabilities
Liabilities
Carrying amount, hedged liabilities	(37,531)	(29,306)
Accumulated fair value hedge adjustment included in carrying amount	2,257	1,904
Accumulated fair value adjustment on items no longer in a hedge relationship	1,182	579
Change in fair value used as a basis to determine ineffectiveness	398	(593)
Hedge ineffectiveness recognised in the income statement	(8)	24
Interest rate risk | Deposits at amortised cost from banks and customers
Liabilities
Carrying amount, hedged liabilities	(8,596)	(10,766)
Accumulated fair value hedge adjustment included in carrying amount	(12)	(18)
Accumulated fair value adjustment on items no longer in a hedge relationship	(1)	(2)
Change in fair value used as a basis to determine ineffectiveness	(4)	(31)
Hedge ineffectiveness recognised in the income statement	(2)	(2)
Interest rate risk | Repurchase agreements and other similar secured borrowing at amortised cost
Liabilities
Carrying amount, hedged liabilities	0	(426)
Accumulated fair value hedge adjustment included in carrying amount	0	14
Accumulated fair value adjustment on items no longer in a hedge relationship	0	14
Change in fair value used as a basis to determine ineffectiveness	0	(4)
Hedge ineffectiveness recognised in the income statement	0	0
Inflation risk | Hedged assets | Debt securities at amortised cost
Assets
Carrying amount, hedged assets	8,348	6,484
Accumulated fair value hedge adjustment included in carrying amount	(1,342)	(755)
Accumulated fair value adjustment on items no longer in a hedge relationship	2	3
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(598)	33
Hedge ineffectiveness recognised in the income statement	(29)	(19)
Inflation risk | Hedged assets | Financial assets at fair value through other comprehensive income
Assets
Carrying amount, hedged assets	2,979	2,052
Accumulated fair value hedge adjustment included in carrying amount	(96)	(51)
Accumulated fair value adjustment on items no longer in a hedge relationship	(31)	(62)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(59)	5
Hedge ineffectiveness recognised in the income statement	(22)	3
Inflation risk | Loans and advances | Financial assets at amortised cost
Assets
Carrying amount, hedged assets	318	450
Accumulated fair value hedge adjustment included in carrying amount	219	246
Accumulated fair value adjustment on items no longer in a hedge relationship	102	0
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(18)	3
Hedge ineffectiveness recognised in the income statement	£ 7	£ (5)